Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
2020	$ 10,185	$ 40,737
Total minimum non-cancelable operating lease payments	$ 10,185	$ 40,737